UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 98.8%
	ADVERTISING - 0.0%
1,600	APAC Customer Services, Inc. *	$ 9,200

	AEROSPACE/DEFENSE - 1.2%
2,600	AAR Corp. *	64,532
600	Cubic Corp.	21,600
3,300	Goodrich Corp.	232,716
1,500	Herley Industries, Inc. *	0
1,300	Kaman Corp.	32,513
6,600	L-3 Communications Holdings, Inc.	604,758
3,700	Orbital Sciences Corp. *	70,337
		1,026,456
	AGRICULTURE - 0.4%
1,800	Andersons, Inc.	60,264
3,400	Lorillard, Inc.	255,816
100	Universal Corp.	5,269
		321,349
	AIRLINES - 0.7%
500	Alaska Air Group, Inc. *	20,615
300	Allegiant Travel Co. *	17,358
1,700	Copa Holdings SA - Cl. A	103,360
8,900	Hawaiian Holdings, Inc. *	65,593
21,200	Southwest Airlines Co.	280,264
3,700	UAL Corp. *	72,335
		559,525
	APPAREL - 0.7%
2,100	Carter's, Inc. *	63,315
4,800	Coach, Inc.	189,696
1,100	CROCS, Inc. *	9,647
11,500	Jones Apparel Group, Inc.	218,730
1,800	Perry Ellis International, Inc. *	40,770
200	Skechers U.S.A., Inc. - Cl. A *	7,264
800	Steven Madden Ltd. *	39,040
300	Timberland Co. *	6,402
800	Warnaco Group, Inc. *	38,168
		613,032
	AUTO MANUFACTURERS - 0.5%
2,500	Force Protection, Inc. *	15,050
10,800	Oshkosh Corp. *	435,672
		450,722
	AUTO PARTS & EQUIPMENT - 0.8%
4,800	Cooper Tire & Rubber Co.	91,296
1,100	Dana Holding Corp. *	13,068
2,800	Miller Industries, Inc.	34,804
4,500	Standard Motor Products, Inc.	44,640
17,800	TRW Automotive Holdings Corp. *	508,724
		692,532
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	BANKS - 3.7%
1,000	Alliance Financial Corp.	$ 29,480
4,600	Banco Latinoamericano de Comercio Exterior SA	66,056
700	Bancorp Rhode Island, Inc.	19,145
1,200	Cardinal Financial Corp.	12,816
300	Cass Information Systems, Inc.	9,345
3,600	City National Corp.	194,292
2,100	Columbia Banking System, Inc.	42,651
23,900	Comerica, Inc.	909,156
3,600	Community Bank System, Inc.	82,008
3,400	CVB Financial Corp.	33,762
4,600	First Financial Bancorp	81,834
39,500	Fulton Financial Corp.	402,505
8,900	M&T Bank Corp.	706,482
3,300	Oriental Financial Group, Inc.	44,550
2,500	Prosperity Bancshares, Inc.	102,500
2,300	Santander BanCorp *	28,221
2,800	Signature Bank *	103,740
500	Simmons First National Corp.	13,785
2,000	SVB Financial Group *	93,320
3,800	Trustmark Corp.	92,834
		3,068,482
	BEVERAGES - 0.6%
14,200	Coca-Cola Enterprises, Inc.	392,772
3,500	Dr Pepper Snapple Group, Inc.	123,095
		515,867
	BIOTECHNOLOGY - 1.4%
4,300	Alexion Pharmaceuticals, Inc. *	233,791
2,400	Cubist Pharmaceuticals, Inc. *	54,096
8,400	Cytokinetics, Inc. *	26,880
1,200	Exelixis, Inc. *	7,284
1,800	Harvard Bioscience, Inc. *	6,966
3,500	Human Genome Sciences, Inc. *	105,700
6,900	Insmed, Inc. *	8,142
9,792	Life Technologies Corp. *	511,828
1,000	Martek Biosciences Corp. *	22,510
900	Medicines Co. *	7,056
1,300	PDL BioPharma, Inc.	8,073
28,900	SuperGen, Inc. *	92,480
4,300	Zymogenetics, Inc. *	24,639
		1,109,445
	BUILDING MATERIALS - 0.9%
1,600	Apogee Enterprises, Inc.	25,296
1,300	Drew Industries, Inc. *	28,626
7,800	Gibraltar Industries, Inc. *	98,358
12,300	Lennox International, Inc.	545,136
1,700	Universal Forest Products, Inc.	65,484
		762,900
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	CHEMICALS - 3.7%
5,600	A Schulman, Inc.	$ 137,032
3,600	Ashland, Inc.	189,972
27,300	Cabot Corp.	829,920
4,500	Cytec Industries, Inc.	210,330
3,300	Eastman Chemical Co.	210,144
600	Innophos Holdings, Inc.	16,740
5,000	Lubrizol Corp.	458,600
6,100	Omnova Solutions, Inc. *	47,885
3,400	PolyOne Corp. *	34,816
300	Quaker Chemical Corp.	8,133
4,200	RPM International, Inc.	89,628
8,800	Sherwin-Williams Co.	595,584
4,200	Valspar Corp.	123,816
2,200	Westlake Chemical Corp.	56,738
500	Zep, Inc.	10,940
		3,020,278
	COAL - 0.3%
900	Cloud Peak Energy, Inc. *	14,976
2,200	Walter Energy, Inc.	202,994
		217,970
	COMMERCIAL SERVICES - 4.4%
8,700	Advance America Cash Advance Centers, Inc.	50,634
600	Avis Budget Group, Inc. *	6,900
200	Bridgepoint Education, Inc. *	4,916
600	Capella Education Co. *	55,704
2,800	Career Education Corp. *	88,592
700	Chemed Corp.	38,066
1,700	Consolidated Graphics, Inc. *	70,397
14,900	Convergys Corp. *	182,674
2,900	Corinthian Colleges, Inc. *	51,011
2,600	Diamond Management & Technology Consultants, Inc.	20,410
3,200	Dollar Thrifty Automotive Group, Inc. *	102,816
600	Electro Rent Corp.	7,878
1,000	Emergency Medical Services Corp. - Cl. A *	56,550
1,600	Gartner, Inc. *	35,584
3,300	Global Payments, Inc.	150,315
1,000	Healthcare Services Group, Inc.	22,390
20,300	Hertz Global Holdings, Inc. *	202,797
3,400	Hewitt Associates, Inc. - Cl. A *	135,252
10,700	Hillenbrand, Inc.	235,293
300	HMS Holdings Corp. *	15,297
1,000	ITT Educational Services, Inc. *	112,480
4,000	Kelly Services, Inc. *	66,640
10,500	Lender Processing Services, Inc.	396,375
1,000	Lincoln Educational Services Corp. *	25,300
4,400	Manpower, Inc.	251,328
400	MAXIMUS, Inc.	24,372
900	Medifast, Inc. *	22,617
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	COMMERCIAL SERVICES - 4.4% (Continued)
3,400	Moody's Corp.	$ 101,150
2,200	Net 1 UEPS Technologies, Inc. *	40,458
200	Parexel International Corp. *	4,662
500	Rent-A-Center, Inc. *	11,825
1,100	Rewards Network, Inc.	14,740
2,500	Rollins, Inc.	54,200
14,100	RR Donnelley & Sons Co.	301,035
8,800	SAIC, Inc. *	155,760
14,300	SFN Group, Inc. *	114,543
200	Steiner Leisure Ltd. *	8,864
555	Strayer Education, Inc.	135,154
3,600	TeleTech Holdings, Inc. *	61,488
800	Universal Technical Institute, Inc. *	18,256
5,100	Valassis Communications, Inc. *	141,933
1,200	Volt Information Sciences, Inc. *	12,252
900	Wright Express Corp. *	27,108
		3,636,016
	COMPUTERS - 2.5%
8,700	Agilysys, Inc.	97,179
100	CACI International, Inc. - Cl. A *	4,885
4,500	Insight Enterprises, Inc. *	64,620
5,500	Isilon Systems, Inc. *	47,355
1,400	Jack Henry & Associates, Inc.	33,684
2,400	Manhattan Associates, Inc. *	61,152
16,400	Quantum Corp. *	43,132
15,100	SanDisk Corp. *	522,913
26,400	Seagate Technology *	482,064
700	SMART Modular Technologies WWH, Inc. *	5,397
2,100	STEC, Inc. *	25,158
700	Stratasys, Inc. *	17,066
3,100	Super Micro Computer, Inc. *	53,568
2,205	SYKES Enterprises, Inc. *	50,362
3,900	Teradata Corp. *	112,671
10,200	Western Digital Corp. *	397,698
		2,018,904
	COSMETICS/PERSONAL CARE - 1.5%
18,400	Estee Lauder Cos., Inc.	1,193,608

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	DISTRIBUTION/WHOLESALE - 1.8%
200	Beacon Roofing Supply, Inc. *	$ 3,826
1,400	Brightpoint, Inc. *	10,542
1,800	Core-Mark Holding Co., Inc. *	55,098
700	Fossil, Inc. *	26,418
20,400	Ingram Micro, Inc. *	358,020
1,300	MWI Veterinary Supply, Inc. *	52,520
2,900	Owens & Minor, Inc.	134,531
1,100	United Stationers, Inc. *	64,735
300	Watsco, Inc.	17,064
6,700	WW Grainger, Inc.	724,404
		1,447,158
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
28,500	AmeriCredit Corp. *	677,160
100	Diamond Hill Investment Group, Inc.	6,860
6,500	Nelnet, Inc. - Cl. A	120,640
3,000	NYSE Euronext	88,830
7,300	Raymond James Financial, Inc.	195,202
7,800	SLM Corp. *	97,656
22,800	Waddell & Reed Financial, Inc.	821,712
800	World Acceptance Corp. *	28,864
		2,036,924
	ELECTRIC - 4.8%
16,900	Ameren Corp.	440,752
1,850	Avista Corp.	38,313
1,800	Black Hills Corp.	54,630
400	CH Energy Group, Inc.	16,336
13,400	CMS Energy Corp.	207,164
8,500	Constellation Energy Group, Inc.	298,435
20,600	DTE Energy Co.	918,760
10,700	Edison International	365,619
12,400	Hawaiian Electric Industries, Inc.	278,380
700	IDACORP, Inc.	24,234
10,500	Integrys Energy Group, Inc.	497,490
500	MGE Energy, Inc.	17,680
28,800	Mirant Corp. *	312,768
500	NorthWestern Corp.	13,405
9,550	Pinnacle West Capital Corp.	360,321
8,700	PNM Resources, Inc.	109,011
500	Unisource Energy Corp.	15,720
		3,969,018
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
3,500	EnerSys *	86,310
10,600	Hubbell, Inc.	534,558
1,600	Powell Industries, Inc. *	52,048
23,500	Power-One, Inc. *	99,170
		772,086
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	ELECTRONICS - 1.6%
4,000	Arrow Electronics, Inc. *	$ 120,520
3,000	Benchmark Electronics, Inc. *	62,220
100	Coherent, Inc. *	3,196
7,900	Jabil Circuit, Inc.	127,901
5,000	Newport Corp. *	62,500
300	Plexus Corp. *	10,809
20,600	Tech Data Corp. *	863,140
450	Varian, Inc. *	23,301
1,600	Watts Water Technologies, Inc.	49,696
		1,323,283
	ENGINEERING & CONSTRUCTION - 0.9%
6,200	EMCOR Group, Inc. *	152,706
3,400	Fluor Corp.	158,134
100	Michael Baker Corp. *	3,448
8,600	URS Corp. *	426,646
600	VSE Corp.	24,696
		765,630
	ENTERTAINMENT - 0.0%
400	Bally Technologies, Inc. *	16,216

	ENVIRONMENTAL CONTROL - 0.3%
700	Darling International, Inc. *	6,272
8,400	Republic Services, Inc. - Cl. A	243,768
		250,040
	FOOD - 3.5%
400	American Italian Pasta Co. *	15,548
400	Calavo Growers, Inc.	7,296
5,800	Chiquita Brands International, Inc. *	91,234
16,800	Del Monte Foods Co.	245,280
12,300	Hershey Co.	526,563
13,400	Hormel Foods Corp.	562,934
200	J&J Snack Foods Corp.	8,694
1,000	Lancaster Colony Corp.	58,960
200	M&F Worldwide Corp. *	6,120
900	Sanderson Farms, Inc.	48,249
23,600	Sara Lee Corp.	328,748
6,500	Smithfield Foods, Inc. *	134,810
10,300	SUPERVALU, Inc.	171,804
29,300	Tyson Foods, Inc.	561,095
150	United Natural Foods, Inc. *	4,220
8,900	Winn-Dixie Stores, Inc. *	111,161
		2,882,716
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	FOREST PRODUCTS & PAPER - 1.1%
900	Buckeye Technologies, Inc. *	$ 11,772
300	Clearwater Paper Corp. *	14,775
600	Domtar Corp. *	38,646
23,400	MeadWestvaco Corp.	597,870
6,700	Plum Creek Timber Co., Inc.	260,697
		923,760
	GAS - 1.6%
8,000	AGL Resources, Inc.	309,200
21	Chesapeake Utilities Corp.	626
1,000	New Jersey Resources Corp.	37,560
900	Nicor, Inc.	37,728
40,100	NiSource, Inc.	633,580
8,700	Southern Union Co.	220,719
1,700	WGL Holdings, Inc.	58,905
		1,298,318
	HAND/MACHINE TOOLS - 0.4%
11,100	Kennametal, Inc.	312,132
500	Regal-Beloit Corp.	29,705
		341,837
	HEALTHCARE-PRODUCTS - 2.9%
4,600	Affymetrix, Inc. *	33,764
2,200	Align Technology, Inc. *	42,548
300	American Medical Systems Holdings, Inc. *	5,574
2,600	Bruker Corp. *	38,090
600	Cantel Medical Corp.	11,910
1,200	Conceptus, Inc. *	23,952
2,800	CR Bard, Inc.	242,536
26,000	Hill-Rom Holdings, Inc.	707,460
11,700	Hospira, Inc. *	662,805
1,700	Invacare Corp.	45,118
4,400	Kinetic Concepts, Inc. *	210,364
200	Masimo Corp.	5,310
1,900	Micrus Endovascular Corp. *	37,468
400	Orthofix International NV *	14,552
6,800	PSS World Medical, Inc. *	159,868
500	Sirona Dental Systems, Inc. *	19,015
1,200	SonoSite, Inc. *	38,532
1,400	STERIS Corp.	47,124
400	Thoratec Corp. *	13,380
		2,359,370
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	HEALTHCARE-SERVICES - 2.6%
200	Amedisys, Inc. *	$ 11,044
400	America Service Group, Inc.	6,436
1,800	AMERIGROUP Corp. *	59,832
200	Bio-Reference Labs, Inc. *	8,794
10,600	Coventry Health Care, Inc. *	262,032
27,400	Health Net, Inc. *	681,438
16,300	Humana, Inc. *	762,351
2,800	Kindred Healthcare, Inc. *	50,540
2,300	Laboratory Corp. of America Holdings *	174,133
300	LHC Group, Inc. *	10,059
1,900	Magellan Health Services, Inc. *	82,612
600	Molina Healthcare, Inc. *	15,102
		2,124,373
	HOLDING COMPANIES-DIVERSIFIED - 0.0%
1,900	Compass Diversified Holdings	28,994

	HOME BUILDERS - 0.2%
220	NVR, Inc. *	159,830

	HOME FURNISHINGS - 0.5%
1,400	Audiovox Corp. *	10,892
6,100	Harman International Industries, Inc. *	285,358
6,400	La-Z-Boy, Inc. *	80,256
1,900	Tempur-Pedic International, Inc. *	57,304
		433,810
	HOUSEHOLD PRODUCTS/WARES - 0.2%
2,200	American Greetings Corp.	45,848
1,600	Tupperware Brands Corp.	77,152
		123,000
	INSURANCE - 5.0%
1,300	American Equity Investment Life Holding Co.	13,845
1,700	American Safety Insurance Holdings Ltd. *	28,203
7,300	Arch Capital Group Ltd. *	556,625
20,200	Aspen Insurance Holdings Ltd.	582,568
9,000	Endurance Specialty Holdings Ltd.	334,350
26,700	Genworth Financial, Inc. - Cl. A *	489,678
600	Kansas City Life Insurance Co.	18,948
3,900	Max Capital Group Ltd.	89,661
2,200	Mercury General Corp.	96,184
2,500	Montpelier Re Holdings Ltd.	42,025
100	National Western Life Insurance Co.	18,435

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	INSURANCE - 5.0% (Continued)
2,000	Platinum Underwriters Holdings Ltd.	$ 74,160
5,600	Reinsurance Group of America, Inc.	294,112
8,900	RenaissanceRe Holdings Ltd.	505,164
800	Selective Insurance Group	13,280
22,300	Unitrin, Inc.	625,515
3,100	Universal American Corp/NY *	47,740
12,300	XL Capital Ltd.	232,470
500	Zenith National Insurance Corp.	19,160
		4,082,123
	INTERNET - 3.5%
300	AboveNet, Inc. *	15,219
300	Cogent Communications Group, Inc. *	3,123
11,200	Earthlink, Inc.	95,648
4,800	Expedia, Inc.	119,808
6,200	Internap Network Services Corp. *	34,720
18,600	Liberty Media Corp. - Interactive *	284,766
23,100	Lionbridge Technologies, Inc. *	83,853
2,400	McAfee, Inc. *	96,312
700	MercadoLibre, Inc. *	33,747
5,100	ModusLink Global Solutions, Inc. *	42,993
8,400	NetFlix, Inc. *	619,416
1,600	NutriSystem, Inc.	28,496
300	Overstock.com, Inc. *	4,875
1,700	priceline.com, Inc. *	433,500
300	Safeguard Scientifics, Inc. *	3,900
1,900	SonicWALL, Inc. *	16,511
700	Sourcefire, Inc. *	16,065
400	TIBCO Software, Inc. *	4,316
2,100	US Auto Parts Network, Inc. *	15,792
36,100	VeriSign, Inc. *	938,961
		2,892,021
	INVESTMENT COMPANIES - 0.2%
4,900	Apollo Investment Corp.	62,377
7,900	Ares Capital Corp.	117,236
		179,613
	IRON/STEEL - 1.5%
9,000	Cliffs Natural Resources, Inc.	638,550
12,300	Reliance Steel & Aluminum Co.	605,529
		1,244,079
	LEISURE TIME - 0.1%
1,100	Polaris Industries, Inc.	56,276

	MACHINERY-CONSTRUCTION & MINING - 0.2%
2,200	Joy Global, Inc.	124,520

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	MACHINERY-DIVERSIFIED - 0.8%
1,600	Alamo Group, Inc.	$ 31,984
600	Applied Industrial Technologies, Inc.	14,910
2,300	Cummins, Inc.	142,485
400	Duoyuan Printing, Inc. *	4,320
1,100	Nordson Corp.	74,712
6,100	Rockwell Automation, Inc.	343,796
2,000	Tecumseh Products Co. *	24,540
1,200	Tennant Co.	32,868
		669,615
	MEDIA - 1.2%
3,600	Entercom Communications Corp. - Cl. A *	42,804
15,600	Gannett Co., Inc.	257,712
18,900	Liberty Media Corp. - Capital *	687,393
		987,909
	METAL FABRICATE/HARDWARE - 1.4%
800	Lawson Products, Inc.	12,376
34,000	Timken Co.	1,020,340
8,600	Worthington Industries, Inc.	148,694
		1,181,410
	MINING - 0.0%
300	Horsehead Holding Corp. *	3,552

	MISCELLANEOUS MANUFACTURING - 2.1%
200	Actuant Corp.	3,910
2,400	AO Smith Corp.	126,168
10,200	Carlisle Cos., Inc.	388,620
11,800	Cooper Industries PLC	565,692
20,700	Leggett & Platt, Inc.	447,948
3,100	Parker Hannifin Corp.	200,694
		1,733,032
	OFFICE FURNISHINGS - 0.0%
300	Herman Miller, Inc.	5,418

	OIL & GAS - 4.0%
1,400	Arena Resources, Inc. *	46,760
2,900	Berry Petroleum Co.	81,664
900	Bill Barrett Corp. *	27,639
16,300	Cimarex Energy Co.	967,894
2,300	Contango Oil & Gas Co. *	117,645
6,700	CVR Energy, Inc. *	58,625
800	Delek US Holdings, Inc.	5,824
6,000	Helmerich & Payne, Inc.	228,480
1,400	Panhandle Oil and Gas, Inc.	33,082
43,500	Patterson-UTI Energy, Inc.	607,695
1,600	Pioneer Natural Resources Co.	90,112
12,300	Whiting Petroleum Corp. *	994,332
		3,259,752
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	OIL & GAS SERVICES - 1.4%
300	CARBO Ceramics, Inc.	$ 18,702
900	Complete Production Services, Inc. *	10,395
100	Dril-Quip, Inc. *	6,084
2,900	FMC Technologies, Inc. *	187,427
1,500	Geokinetics, Inc. *	10,815
1,900	Key Energy Services, Inc. *	18,145
1,000	Matrix Service Co. *	10,760
18,400	Oil States International, Inc. *	834,256
4,700	RPC, Inc.	52,311
		1,148,895
	PACKAGING & CONTAINERS - 0.8%
1,200	AEP Industries, Inc. *	31,224
6,200	Bemis Co., Inc.	178,064
500	Silgan Holdings, Inc.	30,115
9,900	Sonoco Products Co.	304,821
5,300	Temple-Inland, Inc.	108,279
		652,503
	PHARMACEUTICALS - 2.6%
2,000	Alkermes, Inc. *	25,940
37,900	AmerisourceBergen Corp.	1,096,068
2,900	BioScrip, Inc. *	23,142
1,300	Catalyst Health Solutions, Inc. *	53,794
5,000	Cephalon, Inc. *	338,900
300	Cumberland Pharmaceuticals, Inc. *	3,159
4,400	Herbalife Ltd.	202,928
500	Hi-Tech Pharmacal Co., Inc. *	11,070
2,600	Impax Laboratories, Inc. *	46,488
4,500	Infinity Pharmaceuticals, Inc. *	27,450
1,300	Inspire Pharmaceuticals, Inc. *	8,112
400	Medicis Pharmaceutical Corp.	10,064
800	Nektar Therapeutics *	12,168
1,200	Neogen Corp. *	30,120
500	Onyx Pharmaceuticals, Inc. *	15,140
3,100	Pain Therapeutics, Inc. *	19,437
1,600	Par Pharmaceutical Cos., Inc. *	39,680
2,600	PharMerica Corp. *	47,372
5,700	Santarus, Inc. *	30,666
3,600	Savient Pharmaceuticals, Inc. *	52,020
9,900	Sciclone Pharmaceuticals, Inc. *	34,947
1,300	Spectrum Pharmaceuticals, Inc. *	5,993
1,100	USANA Health Sciences, Inc. *	34,551
		2,169,209
	PIPELINES - 0.1%
4,500	Spectra Energy Corp.	101,385

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	REITS - 6.3%
1,900	Agree Realty Corp.	$ 43,434
3,100	American Capital Agency Corp.	79,360
57,000	Annaly Capital Management, Inc.	979,260
12,900	Anworth Mortgage Asset Corp.	86,946
15,800	Ashford Hospitality Trust, Inc. *	113,286
8,400	Brandywine Realty Trust	102,564
1,000	CBL & Associates Properties, Inc.	13,700
7,300	Digital Realty Trust, Inc.	395,660
3,900	DuPont Fabros Technology, Inc.	84,201
2,700	Equity One, Inc.	51,003
5,000	Equity Residential	195,750
1,500	First Potomac Realty Trust	22,545
2,100	Hatteras Financial Corp.	54,117
1,200	Highwoods Properties, Inc.	38,076
14,600	Hospitality Properties Trust	349,670
131,700	HRPT Properties Trust	1,024,626
600	LaSalle Hotel Properties	13,980
11,700	Mack-Cali Realty Corp.	412,425
3,300	MFA Financial, Inc.	24,288
2,574	One Liberty Properties, Inc.	42,883
800	Parkway Properties, Inc.	15,024
14,600	Pennsylvania Real Estate Investment Trust	182,062
4,700	Public Storage	432,353
700	Realty Income Corp.	21,483
8,700	Resource Capital Corp.	58,812
900	Tanger Factory Outlet Centers	38,844
2,300	Ventas, Inc.	109,204
3,124	Vornado Realty Trust	236,487
		5,222,043
	RETAIL - 7.3%
400	99 Cents Only Stores *	6,520
5,800	Aeropostale, Inc. *	167,214
700	Asbury Automotive Group, Inc. *	9,310
5,500	Big Lots, Inc. *	200,310
290	Biglari Holdings, Inc. *	110,568
15,600	Brinker International, Inc.	300,768
4,800	Caribou Coffee Co., Inc. *	31,776
5,600	CarMax, Inc. *	140,672
8,300	Carrols Restaurant Group, Inc. *	56,440
2,100	Cheesecake Factory, Inc. *	56,826
2,800	Chipotle Mexican Grill, Inc. - Cl. A *	315,476
2,600	Cracker Barrel Old Country Store, Inc.	120,588
3,900	Dillard's, Inc.	92,040
5,000	Dollar Tree, Inc. *	296,100
4,000	Ezcorp, Inc. *	82,400
1,500	Group 1 Automotive, Inc. *	47,790
2,400	HSN, Inc. *	70,656
1,200	J Crew Group, Inc. *	55,080
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	RETAIL - 7.3% (Continued)
300	Jo-Ann Stores, Inc. *	$ 12,594
4,500	Kirkland's, Inc. *	94,500
2,600	Lithia Motors, Inc. *	16,640
800	Nu Skin Enterprises, Inc.	23,280
47,800	Office Depot, Inc. *	381,444
6,600	Panera Bread Co. *	504,834
1,400	Papa John's International, Inc. *	35,994
3,400	PC Connection, Inc. *	21,080
500	PF Chang's China Bistro, Inc. *	22,065
4,600	Pier 1 Imports, Inc. *	29,302
17,300	Ross Stores, Inc.	925,031
19,100	Starbucks Corp. *	463,557
7,900	Stein Mart, Inc. *	71,337
8,000	Talbots, Inc. *	103,680
13,400	TJX Cos., Inc.	569,768
900	Tractor Supply Co.	52,245
14,500	Williams-Sonoma, Inc.	381,205
6,000	World Fuel Services Corp.	159,840
		6,028,930
	SAVINGS & LOANS - 0.4%
3,100	Astoria Financial Corp.	44,950
1,000	Brookline Bancorp, Inc.	10,640
1,500	Flushing Financial Corp.	18,990
1,500	Meridian Interstate Bancorp, Inc. *	15,600
9,500	New York Community Bancorp, Inc.	157,130
2,800	NewAlliance Bancshares, Inc.	35,336
800	Provident Financial Services, Inc.	9,520
		292,166
	SEMICONDUCTORS - 3.0%
58,500	Advanced Micro Devices, Inc. *	542,295
3,200	Amkor Technology, Inc. *	22,624
1,600	Cirrus Logic, Inc. *	13,424
3,300	Cree, Inc. *	231,726
1,300	Diodes, Inc. *	29,120
11,500	Fairchild Semiconductor International, Inc. - Cl. A *	122,475
1,600	Kulicke & Soffa Industries, Inc. *	11,600
8,200	Lattice Semiconductor Corp. *	30,094
46,900	LSI Corp. *	287,028
23,700	Marvell Technology Group Ltd. *	483,006
10,200	Micron Technology, Inc. *	105,978
6,600	NVIDIA Corp. *	114,708
400	Omnivision Technologies, Inc. *	6,872
3,000	Photronics, Inc. *	15,270
500	Semtech Corp. *	8,715
2,900	Skyworks Solutions, Inc. *	45,240
15,800	Teradyne, Inc. *	176,486
2,600	Veeco Instruments, Inc. *	113,100
8,200	Zoran Corp. *	88,232
		2,447,993
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	SOFTWARE - 3.3%
10,400	Accelrys, Inc. *	$ 64,064
500	ACI Worldwide, Inc. *	10,305
2,900	AMICAS, Inc. *	17,458
600	Ariba, Inc. *	7,710
600	Blackbaud, Inc.	15,114
12,700	BMC Software, Inc. *	482,600
400	Bottomline Technologies, Inc. *	6,732
10,800	Broadridge Financial Solutions, Inc.	230,904
5,000	CA, Inc.	117,350
5,000	CommVault Systems, Inc. *	106,750
1,500	CSG Systems International, Inc. *	31,440
1,300	Informatica Corp. *	34,918
200	Interactive Intelligence, Inc. *	3,738
11,300	Intuit, Inc. *	388,042
1,699	JDA Software Group, Inc. *	47,266
300	Mantech International Corp. - Cl. A *	14,649
400	MicroStrategy, Inc. - Cl. A *	34,028
2,700	Opnet Technologies, Inc.	43,524
300	Parametric Technology Corp. *	5,415
800	Pegasystems, Inc.	29,600
800	Progress Software Corp. *	25,144
3,100	QAD, Inc. *	16,275
9,800	Red Hat, Inc. *	286,846
2,200	Renaissance Learning, Inc.	35,706
200	Solera Holdings, Inc.	7,730
10,600	Sybase, Inc. *	494,172
3,000	SYNNEX Corp. *	88,680
900	Unica Corp. *	8,001
1,200	VeriFone Holdings, Inc. *	24,252
		2,678,413
	TELECOMMUNICATIONS - 3.2%
5,900	3Com Corp. *	45,371
1,500	Acme Packet, Inc. *	28,920
1,600	Atheros Communications, Inc. *	61,936
600	Atlantic Tele-Network, Inc.	26,958
3,000	HickoryTech Corp.	26,490
700	InterDigital, Inc. *	19,502
58,500	JDS Uniphase Corp. *	733,005
1,100	MasTec, Inc. *	13,871
3,300	Netgear, Inc. *	86,130
15,200	NeuStar, Inc. - Cl. A *	383,040
8,900	NII Holdings, Inc. *	370,774
1,300	Oplink Communications, Inc. *	24,102
3,400	Plantronics, Inc.	106,352
800	Premiere Global Services, Inc. *	6,608
108,600	Qwest Communications International, Inc.	566,892
20,300	RF Micro Devices, Inc. *	101,094
2,200	USA Mobility, Inc. *	27,874
		2,628,919
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares		Value
	TOYS/GAMES/HOBBIES - 0.3%
11,900	Mattel, Inc.	$ 270,606

	TRANSPORTATION - 0.9%
1,200	Bristow Group, Inc. *	45,276
800	HUB Group, Inc. *	22,384
11,200	Landstar System, Inc.	470,176
2,500	Ship Finance International Ltd.	44,400
6,300	UTi Worldwide, Inc.	96,516
800	Werner Enterprises, Inc.	18,536
		697,288
	TRUCKING & LEASING - 0.1%
3,400	Aircastle Ltd.	32,198
1,600	Amerco, Inc. *	86,864
		119,062

	TOTAL COMMON STOCK ( Cost - $67,987,550)	81,349,381

	SHORT-TERM INVESTMENTS - 0.7%
573,791	AIM STIT Liquid Assets Portfolio, to yield 0.01% (a)
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $573,791)	573,791

	TOTAL INVESTMENTS - 99.5% ( Cost - $68,561,341) (b)	$ 81,923,172
	OTHER ASSETS LESS LIABILITIES - 0.5%	431,865
	NET ASSETS - 100.0%	$ 82,355,037

* Non-Income producing security.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2010.

(b) Represents cost for financial reporting purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 14,973,275
	Unrealized depreciation:	(1,611,444)
	Net unrealized appreciation:	$ 13,361,831

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)
Shares				Value

	COMMON STOCK - 72.6%
	AEROSPACE/DEFENSE - 1.9%
400	General Dynamics Corp.			$ 30,880
2,900	Northrop Grumman Corp.			190,153
3,700	Raytheon Co.			211,344
				432,377
	AGRICULTURE - 1.4%
1,810	Altria Group, Inc.			37,141
3,200	Archer-Daniels-Midland Co.			92,480
821	Lorillard, Inc.			61,772
1,610	Philip Morris International, Inc.			83,978
600	Reynolds American, Inc.			32,388
				307,759
	APPAREL - 0.2%
900	Coach, Inc.			35,568

	AUTO MANUFACTURERS - 0.7%
6,200	Ford Motor Co. *			77,934
1,900	Oshkosh Corp. *			76,646
				154,580
	AUTO PARTS & EQUIPMENT - 0.2%
1,900	TRW Automotive Holdings Corp. *			54,302

	BANKS - 6.1%
2,806	Bank of America Corp.			50,087
2,700	Bank of New York Mellon Corp.			83,376
1,500	BB&T Corp.			48,585
700	Capital One Financial Corp.			28,987
5,400	Comerica, Inc.			205,416
850	Goldman Sachs Group, Inc.			145,035
10,140	JPMorgan Chase & Co.			453,765
1,700	M&T Bank Corp.			134,946
2,600	US Bancorp			67,288
5,400	Wells Fargo & Co.			168,048
				1,385,533
	BEVERAGES - 1.5%
1,100	Brown-Forman Corp.			65,395
1,900	Coca-Cola Enterprises, Inc.			52,554
2,500	Constellation Brands, Inc. *			41,100
1,100	Dr Pepper Snapple Group, Inc.			38,687
700	Molson Coors Brewing Co.			29,442
1,660	PepsiCo, Inc.			109,826
				337,004
	BIOTECHNOLOGY - 1.6%
2,500	Amgen, Inc. *			149,400
1,200	Biogen Idec, Inc. *			68,832
2,450	Gilead Sciences, Inc. *			111,426
700	Life Technologies Corp. *			36,589
				366,247
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares				Value
	CHEMICALS - 1.8%
1,300	Ashland, Inc.			$ 68,601
3,300	Cabot Corp.			100,320
2,300	Lubrizol Corp.			210,956
700	Valspar Corp.			20,636
				400,513
	COAL - 0.4%
958	Alpha Natural Resources, Inc. *			47,795
400	Walter Energy, Inc.			36,908
				84,703
	COMMERCIAL SERVICES - 2.0%
1,100	Automatic Data Processing, Inc.			48,917
2,600	Convergys Corp. *			31,876
9,100	Hertz Global Holdings, Inc. *			90,909
2,300	Hillenbrand, Inc.			50,577
200	ITT Educational Services, Inc. *			22,496
700	Manpower, Inc.			39,984
2,200	RR Donnelley & Sons Co.			46,970
1,400	Visa, Inc. - Cl. A			127,442
				459,171
	COMPUTERS - 5.0%
1,325	Apple, Inc. *			311,282
3,400	Computer Sciences Corp. *			185,266
788	Hewlett-Packard Co.			41,882
2,700	International Business Machines Corp.			346,275
3,600	SanDisk Corp. *			124,668
4,700	Seagate Technology *			85,822
1,100	Western Digital Corp. *			42,889
				1,138,084
	COSMETICS/PERSONAL CARE - 1.7%
800	Colgate-Palmolive Co.			68,208
3,900	Estee Lauder Cos., Inc.			252,993
1,102	Procter & Gamble Co.			69,724
				390,925
	DISTRIBUTION/WHOLESALE - 0.7%
4,100	Ingram Micro, Inc. *			71,955
900	WW Grainger, Inc.			97,308
				169,263
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
2,700	AmeriCredit Corp. *			64,152
525	BlackRock, Inc. - Cl. A			114,324
700	Franklin Resources, Inc.			77,630
800	Raymond James Financial, Inc.			21,392
				277,498
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares				Value
	ELECTRIC - 2.5%
1,200	Constellation Energy Group, Inc.			$ 42,132
1,600	DTE Energy Co.			71,360
2,200	Edison International			75,174
4,400	Integrys Energy Group, Inc.			208,472
3,300	MDU Resources Group, Inc.			71,214
3,500	Mirant Corp. *			38,010
1,100	Pinnacle West Capital Corp.			41,503
700	Public Service Enterprise Group, Inc.			20,664
				568,529
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
650	Hubbell, Inc.			32,779

	ELECTRONICS - 0.5%
2,000	Tech Data Corp. *			83,800
700	Thermo Fisher Scientific, Inc. *			36,008
				119,808
	ENGINEERING & CONSTRUCTION - 0.3%
1,300	Fluor Corp.			60,463

	FOOD - 1.5%
800	Hershey Co.			34,248
2,400	SUPERVALU, Inc.			40,032
7,400	Sysco Corp.			218,300
2,200	Tyson Foods, Inc.			42,130
				334,710
	FOREST PRODUCTS & PAPER - 0.3%
2,200	MeadWestvaco Corp.			56,210

	GAS - 0.6%
2,000	Atmos Energy Corp.			57,140
1,500	NiSource, Inc.			23,700
2,200	Southern Union Co.			55,814
				136,654
	HAND/MACHINE TOOLS - 0.1%
1,100	Kennametal, Inc.			30,932

	HEALTHCARE-PRODUCTS - 2.4%
1,000	Covidien PLC			50,280
200	CR Bard, Inc.			17,324
1,400	Hill-Rom Holdings, Inc.			38,094
1,000	Hospira, Inc. *			56,650
5,480	Johnson & Johnson			357,296
700	Medtronic, Inc.			31,521
				551,165
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares				Value
	HEALTHCARE-SERVICES - 0.9%
1,350	CIGNA Corp.			$ 49,383
1,600	Coventry Health Care, Inc. *			39,552
2,100	Health Net, Inc. *			52,227
1,400	Humana, Inc. *			65,478
				206,640
	HOME BUILDERS - 0.1%
35	NVR, Inc. *			25,428

	HOME FURNISHINGS - 0.2%
400	Whirlpool Corp.			34,900

	INSURANCE - 2.1%
1,900	Aflac, Inc.			103,151
1,450	Endurance Specialty Holdings Ltd.			53,867
900	First American Corp.			30,456
1,300	RenaissanceRe Holdings Ltd.			73,788
1,700	Travelers Cos., Inc.			91,698
4,000	Unitrin, Inc.			112,200
				465,160
	INTERNET - 1.8%
1,300	Amazon.com, Inc. *			176,449
800	F5 Networks, Inc. *			49,208
105	Google, Inc. - Cl. A *			59,536
1,600	Liberty Media Corp. - Interactive *			24,496
900	NetFlix, Inc. *			66,366
1,300	VeriSign, Inc. *			33,813
				409,868
	IRON/STEEL - 0.4%
1,900	Reliance Steel & Aluminum Co.			93,537

	LODGING - 0.1%
900	Wyndham Worldwide Corp.			23,157

	MACHINERY-CONSTRUCTION & MINING - 0.2%
600	Joy Global, Inc.			33,960

	MACHINERY-DIVERSIFIED - 0.1%
300	Rockwell Automation, Inc.			16,908

	MEDIA - 1.6%
1,400	DIRECTV *			47,334
1,300	Liberty Media Corp. - Capital *			47,281
5,100	News Corp.			73,491
3,766	Time Warner, Inc.			117,763
2,000	Viacom, Inc. *			68,760
				354,629
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares				Value
	METAL FABRICATE/HARDWARE - 0.6%
4,300	Timken Co.			$ 129,043

	MINING - 0.1%
300	Freeport-McMoRan Copper & Gold, Inc.			25,062

	MISCELLANEOUS MANUFACTURING - 2.6%
1,800	3M Co.			150,426
1,600	Carlisle Cos., Inc.			60,960
1,100	Cooper Industries PLC			52,734
12,700	General Electric Co.			231,140
1	John Bean Technologies Corp.			18
2,900	Leggett & Platt, Inc.			62,756
400	Parker Hannifin Corp.			25,896
				583,930
	OIL & GAS - 6.6%
1,900	Anadarko Petroleum Corp.			138,377
2,400	Apache Corp.			243,600
3,600	Chevron Corp.			272,988
2,100	ConocoPhillips			107,457
500	Devon Energy Corp.			32,215
600	Ensco International Plc - ADR			26,868
5,090	Exxon Mobil Corp.			340,928
800	Helmerich & Payne, Inc.			30,464
600	Hess Corp.			37,530
1,400	Occidental Petroleum Corp.			118,356
7,800	Patterson-UTI Energy, Inc.			108,966
400	Whiting Petroleum Corp. *			32,336
				1,490,085
	OIL & GAS SERVICES - 0.9%
1,700	Cameron International Corp. *			72,862
600	FMC Technologies, Inc. *			38,778
1,950	Oil States International, Inc. *			88,413
				200,053
	PACKAGING & CONTAINERS - 0.1%
1,500	Temple-Inland, Inc.			30,645

	PHARMACEUTICALS - 4.2%
2,200	Abbott Laboratories			115,896
7,600	AmerisourceBergen Corp.			219,792
1,337	Bristol-Myers Squibb Co.			35,698
700	Eli Lilly & Co.			25,354
1,100	Herbalife Ltd.			50,732
500	McKesson Corp.			32,860
86	Mead Johnson Nutrition Co. - Cl. A			4,475
2,900	Medco Health Solutions, Inc. *			187,224
1,038	Merck & Co., Inc.			38,769
13,808	Pfizer, Inc.			236,807
				947,607
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares				Value
	REITS - 1.8%
5,000	Annaly Capital Management, Inc.			$ 85,900
3,100	Brandywine Realty Trust			37,851
800	Digital Realty Trust, Inc.			43,360
2,100	Hospitality Properties Trust			50,295
11,500	HRPT Properties Trust			89,470
1,100	Public Storage			101,189
				408,065
	RETAIL - 4.9%
800	Big Lots, Inc. *			29,136
5,400	Brinker International, Inc.			104,112
200	Chipotle Mexican Grill, Inc. - Cl. A *			22,534
1,500	Macy's, Inc.			32,655
1,500	McDonald's Corp.			100,080
6,100	Office Depot, Inc. *			48,678
300	Panera Bread Co. *			22,947
3,500	Ross Stores, Inc.			187,145
3,300	Starbucks Corp. *			80,091
1,700	TJX Cos., Inc.			72,284
4,700	Wal-Mart Stores, Inc.			261,320
2,800	Walgreen Co.			103,852
1,200	Williams-Sonoma, Inc.			31,548
				1,096,382
	SEMICONDUCTORS - 1.5%
8,300	Advanced Micro Devices, Inc. *			76,941
1,900	Cypress Semiconductor Corp. *			21,850
6,000	Intel Corp.			133,560
3,500	LSI Corp. *			21,420
2,300	Marvell Technology Group Ltd. *			46,874
3,900	Micron Technology, Inc. *			40,521
				341,166
	SOFTWARE - 2.8%
700	BMC Software, Inc. *			26,600
900	Broadridge Financial Solutions, Inc.			19,242
800	Intuit, Inc. *			27,472
15,540	Microsoft Corp.			454,856
2,700	Oracle Corp.			69,363
1,200	Red Hat, Inc. *			35,124
				632,657
	TELECOMMUNICATIONS - 3.7%
4,822	AT&T, Inc.			124,600
198	Aviat Networks, Inc. *			1,313
7,300	Cisco Systems, Inc. *			190,019
11,900	JDS Uniphase Corp. *			149,107
3,700	NeuStar, Inc. - Cl. A *			93,240
29,400	Qwest Communications International, Inc.			153,468
10,600	Tellabs, Inc.			80,242
3,600	Windstream Corp.			39,204
				831,193
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Shares				Value
	TRANSPORTATION - 0.6%
700	Landstar System, Inc.			$ 29,386
1,700	United Parcel Service, Inc. - Cl. B			109,497
				138,883

	TOTAL COMMON STOCK ( Cost - $13,870,229)			16,403,735

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 26.4%
	AEROSPACE/DEFENSE - 0.5%
40,000	Boeing Co.	3.7500	11/20/2016	40,173
45,000	Lockheed Martin Corp.	7.6500	5/1/2016	54,102
25,000	Northrop Grumman Systems Corp.	7.7500	2/15/2031	30,628
				124,903
	AGRICULTURE - 0.6%
25,000	Altria Group, Inc.	8.5000	11/10/2013	29,199
10,000	Altria Group, Inc.	9.7000	11/10/2018	12,299
50,000	Archer-Daniels-Midland Co.	5.4500	3/15/2018	53,761
35,000	Reynolds American, Inc.	7.2500	6/1/2013	38,604
				133,863
	AUTO MANUFACTURERS - 0.2%
35,000	PACCAR, Inc.	6.8750	2/15/2014	39,999

	BANKS - 1.1%
55,000	Bank of America Corp.	5.7500	12/1/2017	56,217
45,000	Citigroup, Inc.	5.5000	4/11/2013	47,221
50,000	Goldman Sachs Group, Inc.	5.9500	1/18/2018	52,460
40,000	JPMorgan Chase & Co.	6.0000	1/15/2018	43,246
25,000	Morgan Stanley	5.9500	12/28/2017	25,770
20,000	Wachovia Bank NA	5.8500	2/1/2037	18,667
				243,581
	BEVERAGES - 0.2%
40,000	Coca-Cola Enterprises, Inc.	7.3750	3/3/2014	46,788

	CHEMICALS - 0.3%
25,000	Dow Chemical Co.	7.6000	5/15/2014	28,532
35,000	EI du Pont de Nemours & Co.	5.0000	1/15/2013	37,790
				66,322
	COMMERCIAL MBS - 2.1%
51,000	Banc of America Commercial Mortgage, Inc. 2005-6 A4 **	5.1787	9/10/2047	52,783
92,631	Bear Stearns Commercial Mortgage Securities 2003-T10 A1	4.0000	3/13/2040	94,420
119,795	GE Capital Commercial Mortgage Corp. 2002-2A A2	4.9700	8/11/2036	124,221
55,000	Greenwich Capital Commercial Funding Corp. 2004-GG1 A7 **	5.3170	6/10/2036	58,177
65,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.0500	12/12/2034	68,337
24,330	Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.5160	5/15/2044	24,402
55,000	Wachovia Bank Commercial Mortgage Trust 2005-C16 A4 **	4.8470	10/15/2041	56,933
				479,273
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	COMPUTERS - 0.2%
35,000	Hewlett-Packard Co.	4.5000	3/1/2013	$ 37,488

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
40,000	American Express Co.	7.2500	5/20/2014	45,316
25,000	CME Group, Inc.	5.7500	2/15/2014	27,464
40,000	General Electric Capital Corp.	5.6250	5/1/2018	41,698
25,000	General Electric Capital Corp.	6.7500	3/15/2032	26,326
35,000	National Rural Utilities Cooperative Finance Corp.	10.3750	11/1/2018	46,552
				187,356
	ELECTRIC - 1.0%
45,000	Consolidated Edison Co. of New York ,Inc.	5.3750	12/15/2015	48,888
40,000	Exelon Generation Co. LLC	6.2000	10/1/2017	43,687
50,000	Florida Power & Light Co.	4.8500	2/1/2013	53,877
20,000	MidAmerican Energy Co.	5.7500	11/1/2035	19,788
20,000	Nisource Finance Corp.	6.8000	1/15/2019	21,892
20,000	Virginia Electric and Power Co.	8.8750	11/15/2038	27,772
				215,904
	FOOD - 1.0%
70,000	General Mills, Inc.	5.2000	3/17/2015	76,042
35,000	Kellogg Co.	7.4500	4/1/2031	42,555
40,000	Kraft Foods, Inc.	6.8750	1/26/2039	43,430
15,000	Kroger Co./The	5.5000	2/1/2013	16,253
35,000	Kroger Co.	6.7500	4/15/2012	38,355
				216,635
	HOUSEHOLD PRODUCTS/WARES - 0.1%
25,000	Kimberly-Clark Corp.	6.1250	8/1/2017	28,040

	INSURANCE - 1.1%
35,000	Aflac, Inc.	8.5000	5/15/2019	42,179
35,000	Berkshire Hathaway Finance Corp.	4.8500	1/15/2015	37,871
35,000	Chubb Corp.	6.5000	5/15/2038	38,222
30,000	Marsh & McLennan Cos., Inc.	5.3750	7/15/2014	30,922
40,000	Prudential Financial, Inc.	4.7500	9/17/2015	41,285
55,000	Travelers Cos., Inc.	5.3750	6/15/2012	59,255
				249,734
	MEDIA - 0.4%
20,000	CBS Corp.	5.5000	5/15/2033	17,042
30,000	Comcast Corp.	5.8750	2/15/2018	32,118
30,000	Time Warner Cable, Inc.	5.8500	5/1/2017	32,121
				81,281
	MISCELLANEOUS MANUFACTURING - 0.2%
35,000	Honeywell International, Inc.	4.2500	3/1/2013	37,213

	OIL & GAS - 0.4%
55,000	Devon Energy Corp.	6.3000	1/15/2019	61,401
30,000	Hess Corp.	8.1250	2/15/2019	36,528
				97,929
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	PHARMACEUTICALS - 0.8%
25,000	Abbott Laboratories	5.8750	5/15/2016	$ 28,275
30,000	Cardinal Health, Inc.	5.5000	6/15/2013	32,431
30,000	GlaxoSmithKline Capital, Inc.	6.3750	5/15/2038	33,078
30,000	McKesson Corp.	7.5000	2/15/2019	35,503
50,000	Wyeth	5.5000	3/15/2013	54,903
				184,190
	PIPELINES - 0.5%
30,000	Spectra Energy Capital LLC	6.2000	4/15/2018	32,393
55,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	58,053
15,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	17,536
				107,982
	RETAIL - 0.3%
30,000	McDonald's Corp.	6.3000	10/15/2037	32,505
40,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	44,463
				76,968
	TELECOMMUNICATIONS - 0.7%
70,000	AT&T, Inc.	5.1000	9/15/2014	75,785
15,000	Cisco Systems, Inc.	5.9000	2/15/2039	15,178
35,000	Telecom Italia Capital SA	5.2500	11/15/2013	36,717
35,000	Verizon Communications, Inc.	6.4000	2/15/2038	36,367
				164,047
	TRANSPORTATION - 0.5%
40,000	Burlington Northern Santa Fe LLC	5.9000	7/1/2012	43,503
20,000	Norfolk Southern Corp.	5.6400	5/17/2029	19,704
21,000	Union Pacific Corp.	6.2500	5/1/2034	21,677
20,000	United Parcel Service, Inc.	6.2000	1/15/2038	21,793
				106,677
	US GOVERNMENT - 0.7%
635,000	United States Treasury Strip Principal	0.0000	8/15/2039	149,174

	US GOVERNMENT AGENCY - 2.5%
115,000	Federal Home Loan Banks	3.3750	2/27/2013	120,469
155,000	Federal Home Loan Banks	4.5000	9/16/2013	167,910
200,000	Federal National Mortgage Association	4.3750	9/15/2012	214,202
50,000	Federal National Mortgage Association	6.0000	5/15/2011	53,021
				555,602
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 10.2%
77,147	Federal Home Loan Mortgage Corp.	4.5000	8/1/2018	$80,922
73,485	Federal Home Loan Mortgage Corp.	4.5000	11/1/2018	77,081
43,234	Federal Home Loan Mortgage Corp.	4.5000	5/1/2019	45,322
51,265	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	54,357
42,591	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	44,998
42,278	Federal Home Loan Mortgage Corp.	6.0000	4/1/2038	45,387
128,738	Federal National Mortgage Association	4.0000	5/1/2014	132,852
13,302	Federal National Mortgage Association	4.0000	10/1/2020	13,590
26,131	Federal National Mortgage Association	4.0000	2/1/2022	26,618
56,265	Federal National Mortgage Association	4.5000	11/1/2019	58,882
309,114	Federal National Mortgage Association	4.5000	9/1/2020	324,180
272,902	Federal National Mortgage Association	4.5000	12/1/2022	284,969
22,811	Federal National Mortgage Association	4.5000	9/1/2035	22,947
69,321	Federal National Mortgage Association	4.5000	11/1/2039	69,429
55,253	Federal National Mortgage Association	5.0000	3/1/2023	58,272
118,381	Federal National Mortgage Association	5.0000	9/1/2033	122,562
12,484	Federal National Mortgage Association	5.0000	10/1/2035	12,904
165,073	Federal National Mortgage Association	5.0000	2/1/2036	170,636
36,881	Federal National Mortgage Association	5.5000	6/1/2022	39,529
201,338	Federal National Mortgage Association	5.5000	2/1/2037	212,373
126,707	Federal National Mortgage Association	5.5000	8/1/2037	133,741
57,700	Federal National Mortgage Association	6.0000	3/1/2036	61,953
40,463	Federal National Mortgage Association	6.0000	3/1/2037	43,020
77,332	Federal National Mortgage Association	6.0000	8/1/2037	82,150
28,217	Federal National Mortgage Association	6.0000	5/1/2038	29,975
60,178	Federal National Mortgage Association	6.5000	3/1/2037	65,376
1,922	Federal National Mortgage Association	7.0000	6/1/2029	2,159
				2,316,184

	TOTAL BONDS & NOTES ( Cost - $5,687,033)			5,947,133
Shares
	SHORT-TERM INVESTMENTS - 1.2%
276,867	AIM STIT Liquid Assets Portoflio, to yield 0.01% (a)
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $276,867)			276,867

	TOTAL INVESTMENTS - 100.2% ( Cost - $19,834,129) (b)			$ 22,627,735
	OTHER LIABILITIES LESS ASSETS - (0.2%)			(39,533)
	NET ASSETS - 100.0%			$ 22,588,202

ADR - American Depository Receipts
* Securities exempt from registration under Rule 144A of Securities Act of 1933.
** Variable rate - interest rate subject to periodic change.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2010.

(b) Represents cost for financial reporting purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 3,086,616
		Unrealized depreciation:		(293,010)
		Net unrealized appreciation:		$ 2,793,606

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

		Jefferson National Money Market Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2010 (Unaudited) (Continued)
Par Value			Coupon Rate (%)	Maturity	Value
		CERTIFICATE OF DEPOSITS - 10.1%
5,000,000	+	Royal Bank of Canada	0.249	4/6/2010	$ 5,000,000
4,700,000		Societe Generale North America, Inc.	0.255	4/6/2010	4,700,010
		TOTAL CERTIFICATE OF DEPOSITS ( Cost - $9,700,010)			9,700,010

		COMMERCIAL PAPER - 40.7%
3,000,000	*	Amstel Funding Corp.	0.950	4/19/2010	2,998,572
6,300,000	*	Atlantis One Funding Corp.	0.290	8/9/2010	6,293,400
4,700,000	*	Banco Bilbao Vizcaya Argentaria SA	0.280	6/10/2010	4,697,439
5,200,000		Banque et Caisse d'Epargne De L'Etat	0.230	6/9/2010	5,197,707
4,700,000	*	Concord Minutemen Capital Co.	0.400	4/6/2010	4,699,739
4,300,000	*	Grampian Funding	0.250	4/15/2010	4,299,582
4,900,000	*	LMA-Americas LLC	0.200	4/15/2010	4,899,619
2,300,000	*	Metlife Short Term Funding LLC	0.190	4/19/2010	2,299,781
2,200,000	*	Solitaire Funding Ltd.	0.210	4/5/2010	2,199,949
1,500,000	*	Surrey Funding Corp.	0.230	4/7/2010	1,499,942
		TOTAL COMMERCIAL PAPER ( Cost - $39,085,730)			39,085,730

		CORPORATE NOTES - 21.0%
3,800,000	+	A Mining Group	0.230	4/1/2010	3,800,000
3,100,000	+	Capital Markets Access LLC	0.280	4/1/2010	3,100,000
1,350,000	+	Chatham Capital Corp.	0.250	4/1/2010	1,350,000
6,300,000	*,+	M3 Realty LLC	0.350	4/1/2010	6,300,000
1,015,000	+	S&L Capital LLC	0.380	4/1/2010	1,015,000
4,600,000	*,+	St Jean Industries, Inc.	0.390	4/1/2010	4,600,000
		TOTAL CORPORATE NOTES (Cost $20,165,000)			20,165,000

		MUNICIPAL BONDS - 28.0%
3,750,000	+	Charlotte North Carolina Taxable COP (Nascar Hall	0.270	4/1/2010	3,750,000
		of Fame Facilities) Series 2009D
5,200,000	+	Fredericksburg Virginia Economic Development Authority	0.320	4/1/2010	5,200,000
		Taxable RB (Student Housing - Eagle Village I) VRDN, Series 2009B
5,300,000	+	Gainesville & Hall County Development Authority Taxable RB	0.230	4/1/2010	5,300,000
		(Fieldale Farms Corp. Project) Series 2006
5,200,000	+	Ogden City Utah Redevelopment Agency Taxable VRDN	0.230	4/1/2010	5,200,000
		Refunding Series 2009B-1
1,750,000	+	Ogden City Utah Redevelopment Agency Taxable VRDN	0.280	4/1/2010	1,750,000
		Refunding Series 2009B-2
5,750,000	+	Parma Ohio Economic Development RB Series 2006B	0.320	4/1/2010	5,750,000
		TOTAL MUNICIPAL BONDS ( Cost - $26,950,000)			26,950,000

		Jefferson National Money Market Portfolio
		PORTFOLIO OF INVESTMENTS
		March 31, 2010 (Unaudited) (Continued)

		TOTAL INVESTMENTS - 99.8% ( Cost - $95,900,740) (a)			$ 95,900,740
		OTHER ASSETS LESS LIABILITIES - 0.2%			188,017
		NET ASSETS - 100.0%			$ 96,088,757

* Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  At March 31, 2010, these securities amounted to $44,788,023 or 46.61% of net assets.

+ Variable rate security - interest rate subject to periodic change.
(a) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same.

COP		Certificates of Participation
RB		Revenue Bonds
VRDN		Variable Rate Demand Notes

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

JNF Funds
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Jefferson National Balanced Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,403,735	$ -	$ -	$ 16,403,735
Bonds & Notes	$ -	$ 5,947,133	$ -	$ 5,947,133
Money Market Fund	$ 276,867	$ -	$ -	$ 276,867
Total	$ 16,680,602	$ 5,947,133	$ -	$ 22,627,735

Jefferson National Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 81,349,381	$ -	$ -	$ 81,349,381
Money Market Fund	$ 573,791	$ -	$ -	$ 573,791
Total	$ 81,923,172	$ -	$ -	$ 81,923,172

Jefferson National Money Market Portfolio
Assets	Level 1	Level 2	Level 3	Total
Certificate of Deposits	$ -	$ 9,700,010	$ -	$ 9,700,010
Commercial Paper	$ -	$ 39,085,730	$ -	$ 39,085,730
Corporate Notes	$ -	$ 20,165,000	$ -	$ 20,165,000
Municipal Bonds	$ -	$ 26,950,000	$ -	$ 26,950,000
Total	$ -	$ 95,900,740	$ -	$ 95,900,740

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/18/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/18/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/18/10